Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Prospectus Date	rr_ProspectusDate	Mar. 14, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Loomis Sayles Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented August 13, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS III

AMG Managers Special Equity Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented August 13, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Loomis Sayles Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS III

AMG Managers Loomis Sayles Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented August 13, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Cadence Emerging Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated March 14, 2019 to the Prospectus, dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Cadence Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS III

AMG Managers Cadence Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds III, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.